Climate change and energy transition - Carbon cost forecast (Details) - Forecast - $ / t	12 Months Ended
	Dec. 31, 2050	Dec. 31, 2045	Dec. 31, 2040	Dec. 31, 2035	Dec. 31, 2030	Dec. 31, 2025
Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	185	169	153	136	120	92
IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	255	232	209	184	143	86